Income Taxes - Schedule of Components of Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 959	$ 0
State	380	647
Foreign	0	0
Total current provision for income taxes	1,339	647
Deferred:
Federal	(800)	0
State	(121)	26
Foreign	(369)	(278)
Total deferred provision for income taxes	(1,290)	(252)
Total provision for income taxes	$ 49	$ 395